Inventories Related to Real Estate Business (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Inventories Related to Real Estate Business
	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$9,983	$625,791	$22,286
Construction in progress	9,619,217	11,058,328	393,815
Land held for construction	1,787,526	1,787,526	63,659

	$11,416,726	$13,471,645	$479,760